Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2024
Financial instruments by category
Schedule of financial assets and liabilities

		As of January 1,	As of December 31,
	Note	2022	2022	2023	2024
		RMB	RMB	RMB	RMB
Assets as per consolidated statements of financial position
Financial assets measured at FVTPL:
Other non-current assets (excluding non-financial assets items)		—	—	10,811	4,605
Long-term and short-term treasury investments	21	4,622	1,755,009	3,250,041	8,039,752
Other financial investments measured at FVTPL	23	3,605,958	2,839,760	2,886,719	3,602,059
Prepayments, receivables and other current assets (excluding non-financial assets items)	26	—	—	494,058	126,983
		3,610,580	4,594,769	6,641,629	11,773,399

Financial assets measured at FVOCI:
Other financial investments measured at FVOCI	24	13,431,049	7,009,296	9,624,566	5,624,762
Long-term and short-term treasury investments	21	—	—	8,770	9,769
Prepayments, receivables and other current assets (excluding non-financial assets items)	26	—	563,799	676,209	1,535,897
		13,431,049	7,573,095	10,309,545	7,170,428
Financial assets measured at amortized cost:
Restricted cash	27	551,355	821,289	1,159,979	1,743,045
Other non-current assets (excluding non-financial assets items)		251,445	345,765	432,179	2,304,890
Long-term and short-term treasury investments	21	16,890,772	25,410,501	23,876,171	32,979,473
Accounts receivable	25	2,631,969	2,288,218	3,434,615	3,492,919
Prepayments, receivables and other current assets (excluding non-financial assets items)	26	6,346,423	6,521,560	10,450,788	11,028,837
Cash and cash equivalents	27	43,429,717	20,855,252	27,308,098	12,554,843
		70,101,681	56,242,585	66,661,830	64,104,007

		87,143,310	68,410,449	83,613,004	83,047,834

Liabilities as per consolidated statements of financial position
Financial liabilities measured at FVTPL:
Other non-current liabilities (excluding non-financial liabilities items)		—	—	173,526	36,632
Preferred shares issued by subsidiaries	33	12,316,166	7,588,985	13,846,145	10,961,493
Accrued expenses and other current liabilities (excluding non-financial liabilities items)	32	—	—	32,971	427,208
		12,316,166	7,588,985	14,052,642	11,425,333
Financial liabilities measured at amortized cost:
Borrowings	34	8,519,698	5,090,235	8,741,611	11,483,408
Lease liabilities	16	1,308,610	1,467,761	1,128,473	1,174,249
Other non-current liabilities (excluding non-financial liabilities items)		202,788	190,009	87,688	67,434
Accounts and notes payable	31	4,755,715	2,913,770	4,594,287	4,477,990
Accrued expenses and other current liabilities (excluding non-financial liabilities items)	32	7,732,230	8,010,517	10,460,580	10,992,425
		22,519,041	17,672,292	25,012,639	28,195,506

		34,835,207	25,261,277	39,065,281	39,620,839